Climate change and energy transition (Tables)	12 Months Ended
Dec. 31, 2022
Climate Change and Energy Transition [Abstract]
Summary of carrying value of assets by segment
The carrying value of goodwill, other intangible assets, property plant and equipment, and joint ventures and associates by segment as at December 31, 2022, was as follows:

Carrying value

					$ billion
	Goodwill	Other intangible assets	Property, plant and equipment	Joint ventures and associates	Total
Integrated Gas	4.9	3.9	60.8	5.6	75.2
Upstream	5.3	0.2	74.5	7.7	87.7
Chemicals and Products	0.3	2.1	38.1	4.2	44.7
Marketing	3.3	1.8	19.1	4.4	28.6
Renewables and Energy solutions	2.2	1.6	3.2	1.9	8.9
Corporate	—	0.1	2.9	0.1	3.1
Total	16.0	9.7	198.6	23.9	248.2
Information by segment on a current cost of supplies basis is as follows:

2022

								$ million
	Integrated Gas		Upstream	Marketing	Chemicals and Products	Renewables and Energy Solutions	Corporate	Total
Revenue:
Third-party	54,751		8,352	120,638	144,342	53,190	41	381,314	[A]
Inter-segment	18,412		52,285	606	2,684	6,791	—	80,778
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,219		2,111	237	374	(7)	(4)	3,930
Interest and other income, of which:	(714)		726	(104)	244	57	706	915
Interest income	43		22	—	24	(2)	959	1,046
Net gains on sale and revaluation of non-current assets and businesses	101		437	(186)	282	8	—	642
Other	(858)	[B]	267	82	(62)	51	(253)	(773)
Third-party and inter-segment purchases (CCS basis)	37,785		10,666	108,012	127,521	57,024	(28)	340,980
Production and manufacturing expenses	4,907		9,676	810	7,583	2,520	22	25,518
Selling, distribution and administrative expenses	218		233	7,351	3,592	972	517	12,883
Research and development expenses	112		456	222	187	98	—	1,075
Exploration expenses	240		1,472	—	—	—	—	1,712
Depreciation, depletion and amortisation charge, of which:	2,211		10,334	1,900	3,289	777	18	18,529
Impairment losses	115		950	480	356	412	—	2,313	[C]
Impairment reversals	(3,449)		(2,504)	(151)	(73)	—	—	(6,177)	[D]
Interest expense	84		345	46	22	2	2,682	3,181
Taxation charge/(credit) (CCS basis)	5,899		14,070	903	935	(303)	(7)	21,497
CCS earnings	22,212		16,222	2,133	4,515	(1,059)	(2,461)	41,562
[A]Includes $11,708 million of revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives. This amount includes both the reversal of prior losses of $9,815 million related to sales contracts and prior gains of $7,201 million related to purchase contracts that were previously recognised and where physical settlement has taken place during 2022.
[B]Includes the full write-down of the Nord Stream 2 loan amounting to $1,126 million. (See Note 6).
[C]Impairment losses comprise Property, plant and equipment ($1,799 million, see Note 12), Goodwill ($361 million) and Other intangible assets ($153 million).
[D]Impairment reversals fully comprise Property, plant and equipment. (See Note 12).
8. Segment information continued

2021

							$ million
	Integrated Gas [A]	Upstream [A]	Marketing [A]	Chemicals and Products [A]	Renewables and Energy Solutions [A]	Corporate	Total
Revenue:
Third-party	29,922	9,182	83,494	116,448	22,415	43	261,504	[B]
Inter-segment	8,072	35,789	254	1,890	4,675	—	50,680
Share of profit/(loss) of joint ventures and associates (CCS basis)	1,933	632	385	989	(27)	1	3,913
Interest and other income, of which:	1,596	4,592	278	37	200	353	7,056
Interest income	—	37	3	36	4	431	511
Net gains on sale and revaluation of non-current assets and businesses	1,610	4,130	285	(24)	(6)	—	5,995
Other	(14)	425	(10)	25	202	(78)	550
Third-party and inter-segment purchases (CCS basis)	20,188	9,094	70,745	103,294	26,048	(5)	229,364
Production and manufacturing expenses	4,194	9,797	950	6,815	2,098	(32)	23,822
Selling, distribution and administrative expenses	231	186	6,384	3,375	596	556	11,328
Research and development expenses	101	339	167	157	51	—	815
Exploration expenses	122	1,301	—	—	—	—	1,423
Depreciation, depletion and amortisation charge, of which:	5,908	13,485	1,700	5,485	326	17	26,921
Impairment losses	723	920	129	2,248	45	—	4,065	[C]
Impairment reversals	(204)	(9)	(1)	—	—	—	(214)	[D]
Interest expense	71	333	27	44	—	3,132	3,607
Taxation charge/(credit) (CCS basis)	2,648	6,057	903	(210)	(342)	(665)	8,391
CCS earnings	8,060	9,603	3,535	404	(1,514)	(2,606)	17,482
[A]Revised to conform with reporting segment changes applicable from 2022.
[B]Includes $126 million of revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives. This amount includes both the reversal of prior losses of $4,824 million related to sales contracts and prior gains of $4,892 million related to purchase contracts that were previously recognised and where physical settlement had taken place during 2021.
[C]Impairment losses mainly comprise Property, plant and equipment ($3,894 million, see Note 12) and Goodwill ($167 million).
[D]Impairment reversals fully comprise Property, plant and equipment. (See Note 12).
8. Segment information continued

2020

							$ million
	Integrated Gas [A]	Upstream [A]	Marketing [A]	Chemicals and Products [A]	Renewables and Energy Solutions [A]	Corporate	Total
Revenue:
Third-party	20,865	6,743	55,845	84,657	12,382	51	180,543	[B]
Inter-segment	4,357	21,020	152	1,056	1,597	—	28,182
Share of profit/(loss) of joint ventures and associates (CCS basis)	612	(7)	491	1,064	(50)	(268)	1,842
Interest and other income, of which:	212	541	143	(236)	(197)	406	869
Interest income	—	56	4	25	5	589	679
Net gains on sale and revaluation of non-current assets and businesses	212	54	117	(129)	8	24	286
Other	—	431	22	(132)	(210)	(207)	(96)
Third-party and inter-segment purchases (CCS basis)	10,961	4,471	43,856	71,490	12,129	9	142,916
Production and manufacturing expenses	4,957	10,195	779	6,952	1,091	27	24,001
Selling, distribution and administrative expenses	60	(31)	5,380	3,391	606	475	9,881
Research and development expenses	84	486	147	171	19	—	907
Exploration expenses	616	1,131	—	—	—	—	1,747
Depreciation, depletion and amortisation charge, of which:	19,314	21,079	1,499	10,096	424	32	52,444
Impairment losses	13,464	7,274	44	6,492	180	9	27,463	[C]
Interest expense	78	369	43	16	3	3,580	4,089
Taxation (credit)/charge (CCS basis)	(2,794)	(103)	846	(1,754)	(61)	(982)	(4,848)
CCS earnings	(7,230)	(9,300)	4,081	(3,821)	(479)	(2,952)	(19,701)
[A]Revised to conform with reporting segment changes applicable from 2022.
[B]Includes $10,008 million of revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives. This amount includes both the reversal of prior gains of $1,136 million related to sales contracts and prior losses of $539 million related to purchase contracts that were previously recognised and where physical settlement had taken place during 2020.
[C]Impairment losses comprise Property, plant and equipment ($26,676 million, see Note 12), Goodwill ($276 million) and Other intangible assets ($511 million).

Summary of PPE

Carrying amount of Integrated Gas and Upstream assets

							$ billion
	2016	2017	2018	2019	2020	2021	2022
Integrated Gas	95	94	91	93	79	75	75
Upstream	136	128	123	119	106	91	88
Total at December 31	231	222	214	212	185	166	163

Carrying amount of production assets

							$ billion
	2016	2017	2018	2019	2020	2021	2022
At December 31	169	154	149	141	125	112	111
Right of use assets				9	7	6	6
Total at December 31	169	154	149	150	132	118	117

Carrying amount of exploration and evaluation assets

							$ billion
	2016	2017	2018	2019	2020	2021	2022
At December 31	19	19	18	15	9	7	6

Carrying amount of Chemicals and Production assets

							$ billion
	2016	2017	2018	2019	2020	2021	2022
Chemicals	15	16	18	22	25	27	28
Refineries	10	14	14	13	7	6	6
Other	1	8	7	12	11	11	11
Total at December 31	26	38	39	47	43	44	45
4. Climate change and energy transition continued

Carrying amount of refineries

							$ billion
	2016	2017	2018	2019	2020	2021	2022
At December 31	10	14	14	13	7	6	6
Assets classified as held for sale						1
Total at December 31	10	14	14	13	7	7	6

Carrying amount of Marketing assets

						$ billion
	2017	2018	2019	2020	2021	2022
At December 31	15	15	20	23	25	29

Carrying amount of Renewables and Energy Solutions assets

						$ billion
	2017	2018	2019	2020	2021	2022
At December 31	1	1	3	3	5	9

2022 [A]

	$ million
	Exploration and production
	Exploration and evaluation	Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1	12,679	285,903	104,182	34,005	436,769
Additions	1,564	11,954	6,928	7,808	28,254
Sales, retirements and other movements [B]	(2,469)	(14,541)	(2,548)	(242)	(19,800)
Currency translation differences	(209)	(6,300)	(1,777)	(1,976)	(10,262)
At December 31	11,565	277,016	106,785	39,595	434,961
Depreciation, depletion and amortisation, including impairments
At January 1	5,580	167,530	55,131	13,596	241,837
Charge for the year [C]	397	9,709	5,149	2,055	17,310
Sales, retirements and other movements [B]	(765)	(13,207)	(2,054)	(396)	(16,422)
Currency translation differences	(50)	(4,370)	(1,325)	(661)	(6,406)
At December 31	5,162	159,662	56,901	14,594	236,319
Carrying amount at December 31	6,403	117,354	49,884	25,001	198,642
[A]Includes right-of-use assets under leases. (See Note 21).
[B]Includes the reclassification to assets classified as held for sale. (See Note 18).
[C]Includes $6,177 million relating to impairment reversals mainly in Integrated Gas and Upstream (see table 'Impairments' below).
12. Property, plant and equipment continued

2021 [A]

	$ million
	Exploration and production
	Exploration and evaluation	Production	Manufacturing, supply and distribution	Other	Total
Cost
At January 1	14,484	298,882	107,876	32,402	453,644
Additions	1,216	8,942	7,917	3,644	21,719
Sales, retirements and other movements [B]	(3,014)	(20,005)	(9,607)	(455)	(33,081)
Currency translation differences	(7)	(1,916)	(2,004)	(1,586)	(5,513)
At December 31	12,679	285,903	104,182	34,005	436,769
Depreciation, depletion and amortisation, including impairments
At January 1	5,258	167,711	58,242	12,733	243,944
Charge for the year	1,311	15,800	7,112	1,770	25,993
Sales, retirements and other movements [B]	(999)	(14,590)	(8,624)	(240)	(24,453)
Currency translation differences	10	(1,391)	(1,599)	(667)	(3,647)
At December 31	5,580	167,530	55,131	13,596	241,837
Carrying amount at December 31	7,099	118,373	49,051	20,409	194,932
[A]Includes right-of-use assets under leases. (See Note 21).
[B]Includes the reclassification to assets classified as held for sale. (See Note 18).

Climate change and energy transition summary of mid-price

						RT22 $/b
	2023	2025	2030	2035	2040	2050
Shell mid-price	77.8	65.5	65	65	65	65
Average prices from four 1.5-2 degrees Celsius external climate change scenarios	92.8	75.8	52.7	39.1	37.6	49
IEA NZE50	65.3	57.3	37.2	34.3	31.3	25.5
NGFS GCAM NZE 2050	72.1	73.7	75.5	79.2	81.2	109.8
IEA APS	72.1	71	68	67	65.9	63.8

Sensitivity analysis climate change and energy transition

Sensitivity + 10% to the mid-price outlook

			$ billion
	Carrying amount		Sensitivity
	Dec 31, 2022	Dec 31, 2021 [A]	2022		2021
Integrated Gas	75	65	2	3	3	5
Upstream	88	89	—	1	3	4
Total	163	154	2	4	6	9

Sensitivity averaged from three below-two-degrees-Celsius external climate scenarios

			$ billion
	Carrying amount		Sensitivity
	Dec 31, 2022	Dec 31, 2021 [A]	2022		2021
Integrated Gas	75	65	(4)	(6)	(13)	(16)
Upstream	88	89	(1)	(2)	(14)	(17)
Total	163	154	(5)	(8)	(27)	(33)

Sensitivity IEA NZE50

		$ billion
	Carrying amount	Sensitivity
	Dec 31, 2022	2022
Integrated Gas	75	(9)	(12)
Upstream	88	(8)	(11)
Total	163	(17)	(23)

Sensitivity - 10% to the mid-price outlook

			$ billion
	Carrying amount		Sensitivity
	Dec 31, 2022	Dec 31, 2021 [A]	2022		2021
Integrated Gas	75	65	(2)	(4)	(8)	(10)
Upstream	88	89	—	(1)	(4)	(5)
Total	163	154	(2)	(5)	(12)	(15)

Sensitivity Hybrid Shell Plan + IEA NZE50

			$ billion
	Carrying amount		Sensitivity
	Dec 31, 2022	Dec 31, 2021 [A]	2022		2021
Integrated Gas	75	65	(4)	(6)	(10)	(12)
Upstream	88	89	(1)	(2)	(5)	(6)
Total	163	154	(5)	(8)	(15)	(18)
[A]In 2022 goodwill and other intangibles were included in the scope for sensitivity testing. In 2021 these assets were not within the scope of sensitivity testing. Based on the 2022 sensitivity testing performed, it is unlikely that if these assets would have been included in the scope for 2021 testing, this would have resulted in a material impact on the outcome of sensitivity testing.

Sensitivity IEA NZE 2050 carbon price scenario

			$ billion
	Carrying amount	Sensitivity
Integrated Gas	75	(2)	(5)
Upstream	88	—	—
Total	163	(2)	(5)
Application of the IEA NZE 2050 carbon price scenario had no significant impact on the carrying value of Upstream assets due to the existing headroom over the carrying value.

Summary of information about carbon prices	For the key regions and countries the following carbon prices per tonne (RT22) have been assumed in the Operating Plan:

	Operating plan period		Subsequent period
Region	2023-2029	2030-2032	2033-2050
European Union	$71-$121	$84-$88	$90-$125
Canada (Federal)	$40-$50	$54-$61	$65-$125
United States (Federal)	$0-$22	$27-$37	$42-$125
Australia	$25-$35	$36-$45	$50-$125
All other countries	$0-$37	$0-$49	$19-$125

					RT22 $/tonne
	2023	2025	2030	2035	2040	2050
Shell mid-price	121	73	84	94	104	125
IEA NZE50	97	112	149	177	205	266